Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Templeton Institutional Funds
Entity Central Index Key	0000865722
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Advisor Class
Shareholder Report [Line Items]
Fund Name	TIF Foreign Smaller Companies Series
Class Name	Advisor Class
Trading Symbol	TFSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TIF Foreign Smaller Companies Series for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
Additional Information Phone Number	(800) 321-8563
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$54	1.09%
[1],[2]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Net Assets	$ 160,344,786
Holdings Count | $ / shares	107	[3]
Investment Company Portfolio Turnover	17.65%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$160,344,786
Total Number of Portfolio Holdings*	107
Portfolio Turnover Rate	17.65%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Primary Shares
Shareholder Report [Line Items]
Fund Name	TIF International Equity Series
Class Name	Primary Shares
Trading Symbol	TFEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TIF International Equity Series for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
Additional Information Phone Number	(800) 321-8563
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Primary Shares	$44	0.85%
[4],[5]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 102,593,250
Holdings Count | $ / shares	54	[6]
Investment Company Portfolio Turnover	20.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$102,593,250
Total Number of Portfolio Holdings*	54
Portfolio Turnover Rate	20.35%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Service Shares
Shareholder Report [Line Items]
Fund Name	TIF International Equity Series
Class Name	Service Shares
Trading Symbol	TFESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TIF International Equity Series for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
Additional Information Phone Number	(800) 321-8563
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Service Shares	$56	1.07%
[7],[8]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%
Net Assets	$ 102,593,250
Holdings Count | $ / shares	54	[9]
Investment Company Portfolio Turnover	20.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$102,593,250
Total Number of Portfolio Holdings*	54
Portfolio Turnover Rate	20.35%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.